UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BOSTON ADVISORS, INC.
Address: One Federal Street, 26th Floor
         Boston, Massachusetts 02110


13F File Number: 028-07196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tanya A. Kerrigan
Title: Chief Compliance Officer
Phone: (617) 348-3131

Signature, Place and Date of Signing:

_____________________
/s/ Tanya A. Kerrigan
Boston, Massachusetts 02110
May 8, 2006

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.